Related party transactions - Analysis of Receivables Balance (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 27	$ 28
Trading balances
Related Party Transaction [Line Items]
Total amounts due from related parties	28	29
Less: CECL allowance	(1)	(1)
Receivable net of CECL allowance	27	28
Trading balances | Gulfdrill
Related Party Transaction [Line Items]
Total amounts due from related parties	9	13
Trading balances | Sonadrill
Related Party Transaction [Line Items]
Total amounts due from related parties	17	4
Trading balances | PES/SeaMex
Related Party Transaction [Line Items]
Total amounts due from related parties	$ 2	$ 12